Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Mar. 31, 2025	Mar. 31, 2024
US$ against RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	7.2163	7.2203
Average rate	7.2567	7.1671
US$ against EUR [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	0.931	0.9267
Average rate	0.9263	0.9218
US$ against HK$ [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	7.793	7.8259
Average rate	7.7799	7.8246
US$ against RSD [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	108.18		[1]
Average rate	108.962		[1]

[1]	There is no RSD transaction during the periods presented.